Supplementary Cash Flow Information - Schedule of Intangible Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Asset [Abstract]
Purchase of intangible asset	$ 268,580	$ 275,609	$ 93,347
Add: Beginning balance of payable to suppliers	1,647	1,758	81,149
Less: Ending balance of payable to suppliers		(1,647)	(1,758)
Exchange difference	87	(111)	(1,197)
Cash paid during the year	$ 270,314	$ 275,609	$ 171,541